UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine        Westport, CT                    08/14/03
       ------------------------   ------------------------------  ----------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         3
                                               -------------

Form 13F Information Table Entry Total:                   24
                                               -------------

Form 13F Information Table Value Total:             $278,778
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number             Name

     1.    28-1839                       ROBERT JAFFEE, GENERAL PARTNER
     2.    28-02944                      DEBORAH ZISKIN, GENERAL PARTNER
     3.    28-7626                       MARGARET EPPRECHT, GENERAL PARTNER


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

                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ----------------
                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP   COM        03073E105   13870   200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
ANTHEM INC               COM        03674B104   11573   150000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
BARNES & NOBLE INC       COM        067774109    6915   300000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
CAREMARK RX INC          COM        141705103   10272   400000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
COX COMMUNICATION INC    CLA        224044107   12760   400000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
DIEBOLD INC              COM        253651103    8650   200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA   SPONSORED
                          ADR       338488109    4102   305000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
FORTUNE BRANDS INC       COM        349631101    7047   135000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW   COM SER A  530718105   21404  1851550  SH           X         X            X
------------------------------------------------------------------------------------------------------------
LINCOLN NATL CORP IND    COM        534187109    5345   150000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
VASOGEN INC              COM        92232F103    5844  1200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
MONTPELIER RE
 HOLDINGS LTD            SHS        G62185106     316    10000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
NORTH FORK
 BANCORPORATION NY       COM        659424105    3406   100000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
NOKIA CORP              SPONDORED
                         ADR        654902204   13144   800000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
PACIFIC GULF
 PROPERTIES INC          COM        694396102     169   676800  SH           X         X            X
------------------------------------------------------------------------------------------------------------
PETSMART INC             COM        716768106   16710  1000000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN
 PASTA CO                CLA        027070101   13120   315000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD     COM        G3223R108   38250   500000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
SUPERCONDUCTOR
 TECHNOLOGIES            COM        867931107     669   300000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
TRAVELERS PPTY
 CAS CORP NEW            CLA        89420G109   19080   1200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
UNION PACIFIC CORP       COM        907818108    5802    100000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
VIACOM INC               CLB        925524308    8732    200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW   COM        92857W100   23580   1200000  SH           X         X            X
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC          COM        10553F106   28018   3674474  SH           X         X            X
------------------------------------------------------------------------------------------------------------

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